General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General

Note 1 - General

Reporting entity

A.	Purple Biotech Ltd. (hereinafter: the “Company” or “Purple”) is a clinical-stage company developing first-in-class, effective and durable therapies by overcoming tumor immune evasion and drug resistance. The Company’s oncology pipeline includes CAPTN-3, CM24 and NT219. The Company is focused on advancing its lead program, CAPTN-3 - a platform of capped tri-specific antibodies that simultaneously target tumors while engaging both T cells and NK cells. Proprietary capping technology confines immune activation to the tumor microenvironment, significantly expanding the therapeutic window versus conventional T-cell engagers. The platform’s lead candidate, IM1240 is advancing toward the clinic and IM1305 is in preclinical development. The Company’s pipeline also includes additional clinical-stage assets, including CM24, a CEACAM1-blocking antibody that demonstrated improved outcomes across all efficacy endpoints in a Phase 2 study for the treatment of pancreatic ductal adenocarcinoma, and NT219, a dual IRS1/2 and STAT3 inhibitor in a Phase 2 study for the treatment of recurrent and/or metastatic squamous cell carcinoma of the head and neck.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharma Ltd. from its shareholders, in exchange for the Company’s shares. In December 2020 the Company changed its name from Kitov Pharma Ltd. to Purple Biotech Ltd.

B.	The Company’s securities (American Depositary Shares (“ADSs”)) have been listed for trading on the NASDAQ since November 2015. As of December 31, 2025, each ADS represented 200 ordinary shares with no par value, following reverse share splits effected on August 23, 2020 and September 17, 2024. On March 2, 2026, the Company effected an additional 1:10 ADS change ratio currently represents 2,000 ordinary shares (see Note 9A).

The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.

C.	In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 4A.

In January 2020, the Company acquired 100% of FameWave Ltd. (hereinafter “FameWave”), see also Note 4B.

On October 28, 2021, the Company established a fully owned subsidiary Purple Biotech GmbH (hereinafter “Purple GmbH”) which is currently in dissolving process following the termination of its activities in Switzerland.

In February 2023, the Company acquired 100% of Immunorizon Ltd. (hereinafter “Immunorizon”), see also Note 4C.

The Company together with TyrNovo, FameWave, Immunorizon and Purple GmbH are referred to, in these consolidated financial statements, as “the Group”.

D.

Since incorporation through December 31, 2025, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated loss of USD 171 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2025, the Company raised (excluding exercise of warrants) a total of USD 113.8 million net of issuance expenses, see also Note 9.

Based on the projected cash flows and current cash balances, management currently is of the opinion that its existing cash will be sufficient to fund operations for at least the next 12 months from the reporting date. Management’s plans include, but not limited, to pursuing out licensing, alternative financing arrangements, or reducing expenditures as necessary to meet the Company’s future cash requirements. However, there is no assurance that, if required, the Company will be able to raise additional capital when needed, on favorable terms, or at all or reduce discretionary spending to provide the required liquidity.

E.

The “Iron Swords” war began on October 7, 2023, and has significantly affected the security and economic situation of the State of Israel. The effects of the war were reflected, inter alia, in disruptions to supply and production chains, shortages in manpower, volatility in the value of financial assets and in the exchange rates of foreign currencies in relation to the shekel. In addition, the downgrading of Israel’s credit rating by international rating agencies and its impact on the State budget have also affected the overall economy and the business activities of many companies, and consequently financial reporting.

In October 2025, a ceasefire was reached between Israel and Hamas in the Gaza Strip.

As of the date of this report, the Company’s operations continue as usual and no material adverse effect on its business activities or financial condition has been identified. However, the continued security and economic uncertainty may adversely affect the Company’s operations, results and ability to raise capital in the future.